Schedule of Investments (unaudited)
January 31, 2023
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Diversified REITs — 3.8%
Alexander & Baldwin, Inc.	137,364	$ 2,750,027
Alpine Income Property Trust, Inc.	21,899	448,929
American Assets Trust, Inc.	94,342	2,684,973
Armada Hoffler Properties, Inc.	128,442	1,628,645
Broadstone Net Lease, Inc.	331,477	6,003,048
CTO Realty Growth, Inc.	35,192	691,171
Empire State Realty Trust, Inc., Class A(a)	252,311	2,104,274
Essential Properties Realty Trust, Inc.	268,051	6,829,939
Gladstone Commercial Corp.	74,892	1,272,415
Global Net Lease, Inc.	199,068	2,976,067
iStar, Inc.	133,038	1,234,593
One Liberty Properties, Inc.	31,608	762,069
STORE Capital Corp.	488,176	15,724,149
WP Carey, Inc.	396,252	33,891,434
		79,001,733
Health Care REITs — 10.1%
CareTrust REIT, Inc.	185,114	3,835,562
Community Healthcare Trust, Inc.	45,481	1,950,225
Diversified Healthcare Trust	466,019	368,807
Global Medical REIT, Inc.	117,622	1,320,895
Healthcare Realty Trust, Inc.	728,546	15,685,595
Healthpeak Properties, Inc.	1,036,277	28,476,892
LTC Properties, Inc.	76,837	2,931,332
Medical Properties Trust, Inc.	1,141,179	14,778,268
National Health Investors, Inc.	79,920	4,701,694
Omega Healthcare Investors, Inc.	451,564	13,294,044
Physicians Realty Trust	436,100	6,916,546
Sabra Health Care REIT, Inc.	442,205	5,969,768
Universal Health Realty Income Trust	24,684	1,352,930
Ventas, Inc.	767,289	39,753,243
Welltower, Inc.(a)	909,286	68,232,822
		209,568,623
Hotel & Resort REITs — 3.7%
Apple Hospitality REIT, Inc.	411,532	7,296,462
Ashford Hospitality Trust, Inc.(b)	67,304	463,725
Braemar Hotels & Resorts, Inc.	134,264	711,599
Chatham Lodging Trust	91,646	1,302,290
DiamondRock Hospitality Co.	400,658	3,858,336
Hersha Hospitality Trust, Class A	61,862	569,130
Host Hotels & Resorts, Inc.	1,360,372	25,643,012
Park Hotels & Resorts, Inc.	428,342	6,300,911
Pebblebrook Hotel Trust(a)	249,105	4,085,322
RLJ Lodging Trust	307,703	3,867,827
Ryman Hospitality Properties, Inc.	102,847	9,553,458
Service Properties Trust(a)	311,482	2,775,305
Summit Hotel Properties, Inc.	200,272	1,706,317
Sunstone Hotel Investors, Inc.	404,513	4,445,598
Xenia Hotels & Resorts, Inc.	217,720	3,244,028
		75,823,320
Industrial REITs — 15.9%
Americold Realty Trust, Inc.	516,470	16,222,323
EastGroup Properties, Inc.	79,042	13,298,816
First Industrial Realty Trust, Inc.	253,128	13,504,379
Indus Realty Trust, Inc.	10,213	654,653
Industrial Logistics Properties Trust	128,009	564,520
Innovative Industrial Properties, Inc.	53,164	4,773,064
LXP Industrial Trust	518,924	5,993,572
Plymouth Industrial REIT, Inc.	72,407	1,620,469
Prologis, Inc.	1,770,878	228,939,108
Rexford Industrial Realty, Inc.	352,920	22,399,832
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	344,626	$ 12,268,685
Terreno Realty Corp.	142,062	9,153,055
		329,392,476
Office REITs — 7.0%
Alexandria Real Estate Equities, Inc.	311,351	50,046,560
Boston Properties, Inc.	301,165	22,448,839
Brandywine Realty Trust	323,216	2,120,297
City Office REIT, Inc.	76,148	749,296
Corporate Office Properties Trust	215,828	6,058,292
Cousins Properties, Inc.	290,467	7,964,605
Douglas Emmett, Inc.	324,841	5,441,087
Easterly Government Properties, Inc.(a)	174,219	2,829,317
Franklin Street Properties Corp.	193,541	596,106
Highwoods Properties, Inc.	200,173	6,079,254
Hudson Pacific Properties, Inc.	264,349	3,010,935
JBG SMITH Properties	205,752	4,143,845
Kilroy Realty Corp.	223,433	9,169,690
Office Properties Income Trust	91,631	1,572,388
Orion Office REIT, Inc.	109,089	1,052,709
Paramount Group, Inc.	358,283	2,310,925
Piedmont Office Realty Trust, Inc., Class A	235,028	2,491,297
Postal Realty Trust, Inc., Class A	34,808	538,132
SL Green Realty Corp.	123,187	5,069,145
Veris Residential, Inc.(b)	164,521	2,846,213
Vornado Realty Trust	339,322	8,276,064
		144,814,996
Residential REITs — 17.4%
American Homes 4 Rent, Class A(a)	591,461	20,281,198
Apartment Income REIT Corp.	287,712	11,007,861
Apartment Investment and Management Co., Class A	286,337	2,150,391
AvalonBay Communities, Inc.	268,453	47,634,300
Bluerock Homes Trust, Inc., Class A(b)	7,738	167,218
BRT Apartments Corp.	23,731	497,164
Camden Property Trust	199,213	24,545,034
Centerspace	28,561	1,931,295
Elme Communities	166,982	3,206,054
Equity LifeStyle Properties, Inc.	341,278	24,496,935
Equity Residential	711,755	45,303,206
Essex Property Trust, Inc.	124,898	28,235,691
Independence Realty Trust, Inc.	429,406	8,085,715
Invitation Homes, Inc.	1,172,841	38,117,332
Mid-America Apartment Communities, Inc.	220,647	36,786,268
NexPoint Residential Trust, Inc.	43,689	2,206,295
Sun Communities, Inc.	233,797	36,673,397
UDR, Inc.	622,186	26,498,902
UMH Properties, Inc.	97,636	1,749,637
		359,573,893
Retail REITs — 16.4%
Acadia Realty Trust	172,387	2,677,170
Agree Realty Corp.	167,196	12,477,837
Alexander’s, Inc.	4,145	983,526
Brixmor Property Group, Inc.	573,120	13,485,514
CBL & Associates Properties, Inc.	50,906	1,356,645
Federal Realty Investment Trust	154,227	17,200,937
Getty Realty Corp.(a)	78,064	2,843,872
InvenTrust Properties Corp.	130,112	3,235,885
Kimco Realty Corp.	1,160,661	26,068,446
Kite Realty Group Trust	416,425	9,036,423
Macerich Co.	410,727	5,643,389
National Retail Properties, Inc.	342,522	16,218,417

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core U.S. REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Necessity Retail REIT, Inc., Class A	255,497	$ 1,745,045
NETSTREIT Corp.	105,527	2,124,259
Phillips Edison & Co., Inc.	224,004	7,508,614
Realty Income Corp.	1,206,327	81,825,160
Regency Centers Corp.	329,281	21,939,993
Retail Opportunity Investments Corp.	231,251	3,660,703
RPT Realty	161,692	1,694,532
Saul Centers, Inc.	22,832	977,438
Simon Property Group, Inc.	627,009	80,545,576
SITE Centers Corp.	372,233	5,080,980
Spirit Realty Capital, Inc.	267,410	11,733,951
Tanger Factory Outlet Centers, Inc.	194,402	3,715,022
Urban Edge Properties	219,611	3,458,873
Urstadt Biddle Properties, Inc., Class A	56,841	1,067,474
Whitestone REIT	89,420	930,862
		339,236,543
Specialized REITs — 25.4%
CubeSmart	429,516	19,667,538
Digital Realty Trust, Inc.	551,432	63,205,136
EPR Properties	142,724	6,062,916
Equinix, Inc.	177,641	131,122,151
Extra Space Storage, Inc.	254,655	40,192,199
Farmland Partners, Inc.	95,573	1,230,980
Four Corners Property Trust, Inc.	160,062	4,603,383
Gaming and Leisure Properties, Inc.	469,176	25,129,067
Gladstone Land Corp.(a)	62,123	1,213,883
Iron Mountain, Inc.	554,726	30,276,945
Lamar Advertising Co., Class A(a)	166,149	17,701,514
Life Storage, Inc.	161,642	17,463,802
Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust	162,986	$ 6,649,829
Outfront Media, Inc.	270,978	5,392,462
Public Storage	300,553	91,470,300
Safehold, Inc.	51,505	1,800,615
VICI Properties, Inc.	1,848,896	63,195,265
		526,377,985
Total Long-Term Investments — 99.7% (Cost: $2,150,922,146)		2,063,789,569
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	46,837,861	46,865,964
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	5,227,869	5,227,869
Total Short-Term Securities — 2.5% (Cost: $52,065,765)		52,093,833
Total Investments — 102.2% (Cost: $2,202,987,911)		2,115,883,402
Liabilities in Excess of Other Assets — (2.2)%		(45,195,234)
Net Assets — 100.0%		$ 2,070,688,168
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,621,730	$ 43,207,254(a)	$ —	$ 9,028	$ 27,952	$ 46,865,964	46,837,861	$ 51,946(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	7,350,000	—	(2,122,131)(a)	—	—	5,227,869	5,227,869	93,285	2
				$ 9,028	$ 27,952	$ 52,093,833		$ 145,231	$ 2
(a)	Represents net amount purchased (sold).
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
January 31, 2023
iShares® Core U.S. REIT ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	183	03/17/23	$ 6,595	$ 515,471
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 2,063,789,569	$ —	$ —	$ 2,063,789,569
Short-Term Securities
Money Market Funds	52,093,833	—	—	52,093,833
	$ 2,115,883,402	$ —	$ —	$ 2,115,883,402
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 515,471	$ —	$ —	$ 515,471
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT	Real Estate Investment Trust
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